Segments	12 Months Ended
Dec. 31, 2013
Segments
23.	Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel foundation distributors; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce DRI used by the steel mills; our natural gas working interests; and Nucor’s equity method investment in Hunter Ridge. Previously, Nucor’s steel trading businesses and rebar distribution businesses were reported in an “All other” category. Beginning in the first quarter of 2013, these businesses were reclassified to the steel mills segment as part of a realignment of Nucor’s reportable segments to better reflect the way in which they are managed. The segment data for the comparable periods has also been reclassified into the steel mills segment in order to conform to the current year presentation. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment. Additionally, the composition of assets by segment at December 31, 2012 and December 31, 2011 was reclassified to conform with the current year presentation. This reclassification between segments did not have any impact on the consolidated asset balances.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, fair value of natural gas hedges, deferred income tax assets, federal and state income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Net sales to external customers:
Steel mills	$13,311,948	$13,781,797	$14,463,683
Steel products	3,607,333	3,738,381	3,431,490
Raw materials	2,132,765	1,909,095	2,128,391

	$19,052,046	$19,429,273	$20,023,564

Intercompany sales:
Steel mills	$2,563,554	$2,609,411	$2,430,459
Steel products	97,090	71,277	55,646
Raw materials	9,116,860	9,514,163	10,436,379
Corporate/eliminations	(11,777,504)	(12,194,851)	(12,922,484)

	$—	$—	$—

Depreciation expense:
Steel mills	$332,258	$366,182	$372,040
Steel products	42,737	47,948	53,272
Raw materials	154,065	112,939	92,250
Corporate	6,792	6,941	5,009

	$535,852	$534,010	$522,571

Amortization expense:
Steel mills	$13,911	$8,750	$871
Steel products	31,082	35,152	38,743
Raw materials	29,363	29,109	28,215
Corporate	—	—	—

	$74,356	$73,011	$67,829

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,156,715	$1,162,270	$1,813,155
Steel products	82,129	(17,140)	(60,282)
Raw materials	13,686	55,264	156,180
Corporate/eliminations	(461,407)	(347,454)	(657,241)

	$791,123	$852,940	$1,251,812

Segment assets:
Steel mills	$8,365,023	$7,894,974	$6,634,268
Steel products	2,861,403	2,935,146	2,972,004
Raw materials	3,956,913	3,400,690	2,946,549
Corporate/eliminations	19,944	(78,751)	2,017,529

	$15,203,283	$14,152,059	$14,570,350

Capital expenditures:
Steel mills	$589,621	$369,463	$181,193
Steel products	22,472	31,698	20,918
Raw materials	610,745	604,312	245,337
Corporate	7,580	13,861	3,179

	$1,230,418	$1,019,334	$450,627

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2013	2012	2011
Net sales to external customers:
Sheet	$5,219,464	$5,540,868	$5,967,756
Bar	3,730,328	3,999,911	4,237,154
Structural	2,558,538	2,301,778	2,049,907
Plate	1,803,618	1,939,240	2,208,866
Steel products	3,607,333	3,738,381	3,431,490
Raw materials	2,132,765	1,909,095	2,128,391

	$19,052,046	$19,429,273	$20,023,564